LEASE (Lease income) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Sales-type leases
Lessee, Lease, Description [Line Items]
Interest income on net investment in the lease	¥ 5,210	$ 818	¥ 4,130	$ 633
Including: Income relating to variable lease payments not included in the measurement of the net investment in a lease	5,210	818	4,130	633
Direct financing leases
Lessee, Lease, Description [Line Items]
Interest income on net investment in the lease	1,361	214	2,929	449
Operating leases
Lessee, Lease, Description [Line Items]
Lease income relating to lease payments	35,913	5,635	45,847	7,026
Including: Income relating to variable lease payments not included in the measurement of lease receivable	¥ 33,793	$ 5,303	¥ 38,999	$ 5,977